TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.9%
	FIXED INCOME - 98.9%
139,400	iShares iBoxx High Yield Corporate Bond ETF	$ 12,244,896
123,100	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	12,228,754
111,400	SPDR Bloomberg Barclays High Yield Bond ETF	12,228,378
		36,702,028

	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,616,934)	36,702,028

	TOTAL INVESTMENTS - 98.9% (Cost $36,616,934)	$ 36,702,028
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%	419,655
	NET ASSETS - 100.0%	$ 37,121,683

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 75.5%
	FIXED INCOME - 75.5%
28,200	iShares Core U.S. Aggregate Bond ETF					$ 3,284,172
38,200	Vanguard Total Bond Market ETF					3,314,232
						6,598,404

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,505,707)					6,598,404

Contracts(a)
	INDEX OPTIONS PURCHASED - 7.4%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 7.4%
21	S&P500 INDEX SPX US 12/16/22 P4125	EDF	12/16/2022	$ 4,125	$ 8,662,500	$ 649,530

	TOTAL INDEX OPTIONS PURCHASED (Cost - $759,011)					649,530

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.1%
21	S&P500 E-Mini OPTN Sep21P ESU1P 3560 Index	EDF	09/17/2021	$ 3,560	$ 3,738,000	$ 8,295

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $14,100)					8,295

	TOTAL INVESTMENTS - 83.0% (Cost $7,278,818)					$ 7,256,229
	CALL OPTIONS WRITTEN - (0.5)% (Proceeds - $40,362)					(40,845)
	PUT OPTIONS WRITTEN - (0.6)% (Proceeds - $77,850)					(57,540)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 18.1%					1,586,070
	NET ASSETS - 100.0%					$ 8,743,914

	WRITTEN FUTURE OPTIONS - (1.1)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.5)%
21	S&P E-Mini 3rd Wk Aug21C 3EQ1C 4440 Index	EDF	08/20/2021	$ 4,440	$ 4,662,000	$ 26,250
21	S&P500 E-Mini OPTN Sep21C ESU1C 4570 Index	EDF	09/17/2021	4,570	4,798,500	14,595
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $40,362)					40,845

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2021

Contracts(b)
	WRITTEN FUTURE OPTIONS - (1.1)% (continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS WRITTEN - (0.6)%
21	S&P500 E-Mini OPTN Sep21P ESU1P 4240 Index	EDF	09/17/2021	$ 4,240	$ 4,452,000	$ 57,540
TOTAL PUT OPTIONS WRITTEN (Proceeds - $77,850)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $118,212)					$ 98,385

OPEN FUTURES CONTRACTS
Contracts	Open Long Futures Contracts			Expiration	Notional Amount(c)	Unrealized Appreciation
39	CME E-Mini Standard & Poor's 500 Index Future			09/17/2021	$ 8,559,525	$ 259,663
7	Micro E-Mini S&P 500 Future			09/17/2021	153,633	560
	TOTAL FUTURES CONTRACTS					$ 260,223

ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

(a)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(b)	Each contract is equivalent to 50 futures contracts.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.